CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 16,553	$ 17,011	$ 22,611
Accounts receivable, less allowance for expected credit losses of $227 and $391, respectively	21,281	20,093	19,710
Restricted cash, current	487	476	354
Prepaid and other	2,885	2,560	3,172
Total current assets	41,206	40,140	45,847
Property and equipment, net of accumulated depreciation of $1,665 and $1,668, respectively	213	242	421
Operating lease right-of-use assets	828	1,024	1,431
Goodwill	5,717	5,703	5,749
Intangible assets, net of accumulated amortization of $4,135 and $3,897, respectively	2,256	2,491	3,628
Deferred tax assets, net	2,677	2,648	3,360
Restricted cash, non-current	174	180	205
Other assets	114	155	317
Total assets	53,185	52,583	60,958
Current liabilities:
Accounts payable	3,064	1,789	868
Accrued salaries, commissions, and benefits	4,570	4,306	4,939
Accrued expenses and other current liabilities	4,679	4,504	4,635
Operating lease obligations, current	471	623	768
Total current liabilities	12,784	11,222	11,210
Income tax payable	94	93
Income tax payable		93	87
Operating lease obligations	401	441	664
Other liabilities	432	399	443
Total liabilities	13,711	12,155	12,404
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, 10,000 shares authorized; none issued or outstanding	0	0	0
Common stock, $0.001 par value, 20,000 shares authorized; 4,035 and 4,033 shares issued; 2,751 and 2,750 shares outstanding, respectively	4	4	4
Additional paid-in capital	494,595	494,209	493,036
Accumulated deficit	(431,773)	(430,017)	(425,247)
Accumulated other comprehensive loss, net of applicable tax	(2,293)	(2,717)	(1,290)
Treasury stock, 1,284 and 1,283 shares, respectively, at cost	(21,059)	(21,051)	(17,949)
Total stockholders' equity	39,474	40,428	48,554
Total liabilities and stockholders' equity	$ 53,185	$ 52,583	$ 60,958